Related Party Transactions (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Due from related parties:
Total	$ 169,185	$ 230,540
Judge Asia [Member]
Due from related parties:
Total		212,736
Raymond Ming Hui Lin [Member]
Due from related parties:
Total	$ 169,185	$ 17,804